GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 4.7%
Airlines(a)(b) – 0.3%
Azul Investments LLP
$602,000	7.250%	06/15/26	$ 564,089

Banks(a)(b)(c) – 0.2%
Banco Nacional de Comercio Exterior SNC (5 year CMT + 2.000%)
398,000	2.720	08/11/31	398,995

Insurance(a)(b) – 0.4%
Sagicor Financial Co. Ltd.
599,000	5.300	05/13/28	624,458

Oil Field Services – 2.1%
MC Brazil Downstream Trading s.a.r.l(b)
1,012,000	7.250	06/30/31	1,052,176
Petroleos del Peru SA
1,141,000	5.625	06/19/47	1,172,720
Petroleos Mexicanos
201,000	5.500	06/27/44	165,046
Petronas Capital Ltd.(a)
611,000	3.500	04/21/30	668,990
Saudi Arabian Oil Co.(a)(b)
365,000	1.250	11/24/23	368,308

			3,427,240

Pipelines – 0.8%
Galaxy Pipeline Assets Bidco, Ltd.
363,000	2.160	03/31/34	359,109
466,000	2.625	03/31/36	460,757
460,000	2.940	09/30/40	462,300

			1,282,166

Real Estate Investment Trust(a)(b) – 0.9%
New Residential Investment Corp.
1,500,000	6.250	10/15/25	1,498,125

TOTAL CORPORATE OBLIGATIONS (Cost $7,785,003)			$ 7,795,073

Shares	Description	Value

Common Stocks – 41.0%
Aerospace & Defense(d) – 0.1%
3,924	Aerojet Rocketdyne Holdings, Inc.	$ 185,134

Air Freight & Logistics – 0.3%
1,902	DSV PANALPINA A/S	463,641

Automobiles – 0.3%
6,255	Daimler AG	558,193

Shares	Description	Value

Common Stocks – (continued)
Banks – 2.0%
85,142	Banco Bilbao Vizcaya Argentaria SA*	$ 545,035
88,837	Banco Santander SA*	325,424
8,359	BNP Paribas SA	509,725
37,985	China Merchants Bank Co. Ltd. Class H	288,973
26,179	Credit Agricole SA	365,027
19,992	ICICI Bank Ltd. ADR	371,651
124	KakaoBank Corp.*	4,204
5,090	Royal Bank of Canada	514,793
107,299	Sberbank of Russia PJSC	448,593

		3,373,425

Biotechnology* – 0.3%
1,149	Genmab A/S	519,324

Building Products – 1.3%
7,017	Carrier Global Corp.	387,689
20,022	Johnson Controls International PLC	1,429,971
1,783	Trane Technologies PLC	363,037

		2,180,697

Capital Markets – 0.9%
999	BlackRock, Inc.	866,303
278	Coinbase Global, Inc. Class A*	65,769
5,509	London Stock Exchange Group PLC	574,431

		1,506,503

Chemicals – 1.3%
2,830	Air Liquide SA	492,161
4,996	Kraton Corp.*(d)	190,797
5,010	Linde PLC	1,540,024

		2,222,982

Commercial Services & Supplies(d) – 0.2%
18,959	Covanta Holding Corp.	381,076

Communications Equipment – 0.7%
20,833	Cisco Systems, Inc.	1,153,523

Construction Materials – 0.4%
2,103	Martin Marietta Materials, Inc.	764,020

Consumer Finance(d) – 0.0%
1,914	Santander Consumer USA Holdings, Inc.	78,531

Diversified Consumer Services(e) – 0.0%
5,019	Gymboree Holding Corp.	—

Diversified Financial Services* – 0.1%
8,424	Cerved Group SpA	98,878

Diversified Telecommunication Services – 1.0%
12,157	Cellnex Telecom SA(b)	792,838

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – (continued)
83,568	ORBCOMM, Inc.*(d)	$ 943,483

		1,736,321

Electric Utilities – 0.3%
7,286	NextEra Energy, Inc.	567,579

Electrical Equipment – 0.3%
2,569	Schneider Electric SE	430,277

Electronic Equipment, Instruments & Components – 0.6%
1,990	CDW Corp/DE.	364,867
1,449	Coherent, Inc.*(d)	356,367
15,056	Hollysys Automation Technologies Ltd.	227,044

		948,278

Equity Real Estate Investment Trusts (REITs) – 0.8%
3,009	American Tower Corp.	850,945
1,480	SBA Communications Corp.	504,665

		1,355,610

Food Products – 0.1%
1,560	Nestle SA	197,542

Health Care Equipment & Supplies – 0.5%
2,712	Danaher Corp.	806,793

Health Care Providers & Services*(d) – 0.2%
25,528	New Frontier Health Corp.	266,768

Hotels, Restaurants & Leisure – 1.5%
1,220	Airbnb, Inc. Class A*	175,692
34,281	Crown Resorts Ltd.*	217,491
47,044	Esc Diamond Resorts International, Inc.(e)	—
3,990	Evolution AB(b)	694,261
31,030	Great Canadian Gaming Corp.*	1,101,819
2,176	Hilton Worldwide Holdings, Inc.*	286,035

		2,475,298

Industrial Conglomerates – 0.3%
945	Roper Technologies, Inc.	464,316
2,292	Toshiba Corp.	98,651

		562,967

Insurance – 1.3%
5,262	Aon PLC Class A(f)	1,368,278
2,499	Trupanion, Inc.*	287,435
2,317	Willis Towers Watson PLC(d)	477,487

		2,133,200

Interactive Media & Services* – 2.1%
191	Alphabet, Inc. Class A	514,655
175	Alphabet, Inc. Class C	473,273
5,477	Facebook, Inc. Class A	1,951,455
276	Match Group, Inc.	43,959

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services* – (continued)
7,111	Snap, Inc. Class A	$ 529,201

		3,512,543

Internet & Direct Marketing Retail* – 0.3%
51	Amazon.com, Inc.	169,707
3	Just Eat Takeaway.com NV ADR(d)	53
1,170	Stamps.com, Inc.	382,309

		552,069

IT Services – 3.6%
5,658	Accenture PLC Class A	1,797,433
134	Adyen NV*(b)	363,146
1,506	Afterpay Ltd.*	107,050
1,709	Capgemini SE	369,405
4,893	Fidelity National Information Services, Inc.	729,302
548	Global Payments, Inc.	105,989
1,222	Mastercard, Inc. Class A	471,619
141	MongoDB, Inc.*	50,608
4,153	Nuvei Corp.*	340,546
2,296	Repay Holdings Corp.*	57,193
204	Shopify, Inc. Class A*	305,986
6,204	StoneCo Ltd. Class A*	365,043
510	Twilio, Inc. Class A*	190,531
2,527	Visa, Inc. Class A	622,627
7,719	Wise PLC Class A*	105,256

		5,981,734

Life Sciences Tools & Services – 0.5%
9,686	Avantor, Inc.*	364,000
375	Lonza Group AG	291,985
4,136	PPD, Inc.*(d)	190,752

		846,737

Machinery – 0.4%
6,732	Otis Worldwide Corp.	602,851

Media* – 0.1%
1,067	Cardlytics, Inc.	134,399

Metals & Mining – 1.5%
4,894	Anglo American PLC	216,873
21,624	ArcelorMittal SA	758,668
156,322	Glencore PLC*	702,065
32,758	Vale SA	684,061
7,669	Vale SA ADR	161,202

		2,522,869

Oil, Gas & Consumable Fuels – 0.9%
23,794	Inpex Corp.	168,760
4,285	LUKOIL PJSC	367,934
37,254	Petroleo Brasileiro SA ADR	397,500
59,287	Rosneft Oil Co. PJSC	440,162
4,517	TotalEnergies SE	196,972

		1,571,328

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Personal Products – 0.3%
1,025	L’Oreal SA	$ 468,931

Pharmaceuticals – 2.1%
13,290	AstraZeneca PLC	1,527,152
16,806	AstraZeneca PLC ADR(d)	961,976
10,573	Novo Nordisk A/S Class B	978,756

		3,467,884

Professional Services(d) – 0.5%
6,848	IHS Markit Ltd.	800,120

Real Estate Management & Development – 0.5%
8,286	CBRE Group, Inc. Class A*	799,268
28	Deutsche Wohnen SE	1,748

		801,016

Road & Rail – 0.1%
639	Kansas City Southern(d)	171,124
397	Uber Technologies, Inc.*	17,254

		188,378

Semiconductors & Semiconductor Equipment – 5.3%
1,807	Advanced Micro Devices, Inc.*	191,885
9,843	Analog Devices, Inc.	1,647,915
2,922	ASML Holding NV	2,234,964
4,921	Dialog Semiconductor PLC*	378,506
2,366	Marvell Technology, Inc.	143,167
12,357	Maxim Integrated Products, Inc.(d)	1,234,588
2,988	NVIDIA Corp.	582,630
943	Qorvo, Inc.*	178,783
3,325	Siltronic AG	548,584
264	Skyworks Solutions, Inc.	48,711
39,142	Taiwan Semiconductor Manufacturing Co. Ltd.	818,048
5,485	Xilinx, Inc.(d)	821,872

		8,829,653

Software – 5.8%
457	Adobe, Inc.*	284,085
1,931	Atlassian Corp. PLC Class A*	627,807
1,887	Autodesk, Inc.*	605,972
2,812	Avalara, Inc.*	470,082
1,972	Ceridian HCM Holding, Inc.*	194,045
12,030	Cloudera, Inc.*(d)	190,916
4,096	Dynatrace, Inc.*	261,612
347	HubSpot, Inc.*	206,819
2,226	Intuit, Inc.	1,179,713
967	Medallia, Inc.*(d)	32,752
6,724	Microsoft Corp.(f)	1,915,735
3,558	Nuance Communications, Inc.*(d)	195,334
6,911	Proofpoint, Inc.*(d)	1,207,075
3,089	salesforce.com, Inc.(d)	747,322
327	salesforce.com, Inc.*	79,111
2,044	ServiceNow, Inc.*	1,201,647
3,512	Varonis Systems, Inc.*	214,935
611	Workday, Inc. Class A*	143,218

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
56	Zscaler, Inc.*	$ 13,211

		9,771,391

Specialty Retail*(b) – 0.2%
12,655	GrandVision NV	425,590

Technology Hardware, Storage & Peripherals – 0.4%
9,019	Samsung Electronics Co. Ltd.	616,326

Textiles, Apparel & Luxury Goods – 0.6%
2,770	Cie Financiere Richemont SA Class A	354,475
4,332	NIKE, Inc. Class B	725,653

		1,080,128

Tobacco – 1.0%
18,738	British American Tobacco PLC	696,911
5,794	Philip Morris International, Inc.	579,921
41,330	Swedish Match AB	370,109

		1,646,941

TOTAL COMMON STOCKS (Cost $55,471,565)		$68,787,448

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations(c) – 5.6%
Collateralized Mortgage Obligations – 4.5%
Interest Only(g) – 1.9%
FHLMC REMIC Series 4723, Class KS (-1x1M USD LIBOR + 6.150%)
$3,817,697	6.057%	09/15/47	$ 719,323
FHLMC REMIC Series 4729, Class KS (-1x1M USD LIBOR + 6.150%)
2,885,046	6.057	11/15/47	543,595
GNMA REMIC Series 2017-117, Class AS (-1x1M USD LIBOR + 6.200%)
4,613,410	6.116	08/20/47	902,607
GNMA REMIC Series 2020-78, Class AS (-1x1M USD LIBOR + 6.150%)
3,547,817	6.066	06/20/50	745,948
GNMA REMIC Series 2020-78, Class SQ (-1x1M USD LIBOR + 6.150%)
1,756,534	6.066	06/20/50	351,709

			3,263,182

Regular Floater(b) – 1.2%
CHL GMSR Issuer Trust Series 2018-GT1, Class A (1M USD LIBOR + 2.750%)
1,000,000	2.839	05/25/23	1,001,780

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations(c) – (continued)
Regular Floater – (continued)
CHL GMSR Issuer Trust Series 2018-GT1, Class B (1M USD LIBOR + 3.500%)
$1,000,000	3.589%	05/25/23	$ 999,999

			2,001,779

Sequential Floating Rate(b) – 1.4%
Banc of America Funding Corp. Series 2015-R3, Class 1A2
2,730,790	0.505	03/27/36	2,319,239

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 7,584,200

Commercial Mortgage-Backed Securities(g) – 1.1%
Interest Only – 1.1%
GNMA REMIC Series 2020-118 Class IO
$9,427,064	0.966%	06/16/62	$ 788,066
GNMA REMIC Series 2019-156, Class IO
11,994,769	0.596	11/16/61	755,208
GNMA REMIC Series 2020-81, Class IO
2,777,682	0.897	02/16/61	206,110

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 1,749,384

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $9,175,353)			$ 9,333,584

Asset-Backed Securities(c) – 7.1%
Collateralized Loan Obligations(b) – 4.2%
Catamaran CLO Ltd. Series 2013-1A, Class DR (3M USD LIBOR + 2.800%)
$1,750,000	2.929%	01/27/28	$ 1,744,053
CVP CLO Ltd. Series 2017-2A, Class D (3M USD LIBOR + 2.650%)
1,000,000	2.784	01/20/31	954,469
Shackleton CLO Ltd. Series 2013-3A, Class DR (3M USD LIBOR + 3.020%)
1,500,000	3.146	07/15/30	1,438,446
Venture CLO Ltd. Series 2017-30A, Class D (3M USD LIBOR + 3.000%)
1,500,000	3.126	01/15/31	1,470,765
Voya CLO Ltd. Series 2013-1A, Class CR (3M USD LIBOR + 2.950%)
1,500,000	3.076	10/15/30	1,445,780

			7,053,513

Home Equity – 2.9%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W5, Class M1 (1M USD LIBOR + 0.690%)
2,390,119	0.779	01/25/36	2,130,221

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Home Equity – (continued)
GE-WMC Asset-Backed Pass Through Certificates Series 2005-1, Class M2 (1M USD LIBOR + 0.690%)
$2,136,721	0.779%		10/25/35	$ 2,045,521
Securitized Asset Backed Receivables LLC Trust Series 2006-FR3, Class A3 (1M USD LIBOR + 0.500%)
1,107,913	0.589		05/25/36	748,628

				4,924,370

TOTAL ASSET-BACKED SECURITIES (Cost $11,294,702)				$ 11,977,883

Foreign Debt Obligations – 5.2%
Dominican Republic
$363,000	4.875	%(b)	09/23/32	$ 376,612
607,000	5.300		01/21/41	616,219
Kingdom of Bahrain(b)
200,000	4.250		01/25/28	198,863
200,000	6.250		01/25/51	187,813
Kingdom of Jordan
200,000	7.375		10/10/47	209,475
Panama Bonos del Tesoro
398,000	3.362		06/30/31	402,229
Republic of Brazil(a)
200,000	4.750		01/14/50	192,225
Republic of Colombia(a)
1,592,000	4.125		02/22/42	1,529,912
Republic of Egypt(b)
200,000	7.500		02/16/61	186,250
Republic of Ivory Coast
360,000	6.125		06/15/33	388,080
Republic of Kazakhstan
270,000	5.125		07/21/25	312,879
Republic of Kenya
602,000	6.300	(b)	01/23/34	608,209
360,000	8.000		05/22/32	405,630
Republic of Pakistan
398,000	8.875		04/08/51	409,984
200,000	7.375		04/08/31	200,522
Republic of Peru(a)(h)
398,000	3.230		07/28/21	334,892
Republic of Qatar
360,000	3.400	(b)	04/16/25	391,342
392,000	3.750		04/16/30	445,606
Republic of South Africa
300,000	4.850		09/30/29	316,837
State of Israel(i)
342,000	4.500		04/03/20	442,569

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Ukraine Government Bond
$565,000	7.750%	09/01/27	$ 618,251

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $8,632,116)			$ 8,774,399

Shares	Dividend Rate	Value

Preferred Stocks – 0.7%
Auto Manufacturers – 0.3%
Volkswagen AG
2,544	2.360%	$ 619,643

Banks – 0.3%
Banco Bradesco SA
61,152	4.900	284,728
Itau Unibanco Holding SA
40,385	14.150	234,948

		519,676

Oil & Gas – 0.1%
Petroleo Brasileiro SA
19,813	2.760	102,370

TOTAL PREFERRED STOCKS (Cost $1,175,572)		$ 1,241,689

Investment Company(j) – 32.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
$55,037,310	0.026%	$ 55,037,310
(Cost $55,037,310)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT – 97.1% (Cost $148,571,621)		$ 162,947,386

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments(k) – 3.4%
U.S. Treasury Obligation – 3.4%
United States Cash Management Bills
$103,300	0.000%		10/05/21	$ 103,291
180,000	0.000		10/19/21	179,979
140,000	0.000		10/26/21	139,982
United States Treasury Bills
10,000	0.000		08/05/21	10,000
210,000	0.000		08/10/21	209,998
350,000	0.000		08/12/21	349,997
423,500	0.000		08/17/21	423,494
252,000	0.000		08/24/21	251,993
190,000	0.000	(f)	09/02/21	189,993
230,000	0.000	(f)	09/09/21	229,990
173,000	0.000	(f)	09/14/21	172,991

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments(k) – (continued)
U.S. Treasury Obligation – (continued)
$60,000	0.000%		09/23/21	$ 59,996
1,250,000	0.000	(f)	09/28/21	1,249,901
70,000	0.000		10/07/21	69,994
610,000	0.000	(f)	10/14/21	609,938
627,000	0.000	(f)	10/21/21	626,930
460,000	0.000	(f)	10/28/21	459,938
280,000	0.000		11/12/21	279,960

TOTAL SHORT-TERM INVESTMENTS (Cost $5,618,504)				$ 5,618,365

TOTAL INVESTMENTS BEFORE SHORT POSITIONS – 100.5% (Cost $154,190,125)				$168,565,751

Shares	Description	Value

Common Stocks Sold Short – (2.9)%
Capital Markets – (0.5)%
1,943	S&P Global, Inc.	$ (833,003)

Electronic Equipment, Instruments & Components – (0.1)%
1,335	II-VI, Inc.	(93,196)

Pharmaceuticals – (0.5)%
16,806	AstraZeneca PLC ADR	(961,975)

Road & Rail – (0.1)%
288	Canadian National Railway Co.	(31,285)
1,239	Canadian Pacific Railway Ltd.	(92,083)

		(123,368)

Semiconductors & Semiconductor Equipment – (1.4)%
9,453	Advanced Micro Devices, Inc.	(1,003,814)
7,805	Analog Devices, Inc.	(1,306,713)

		(2,310,527)

Software – (0.3)%
2,064	salesforce.com, Inc.	(499,344)

TOTAL COMMON STOCKS SOLD SHORT (Cost $(4,086,877))		$ (4,821,413)

TOTAL SECURITIES SOLD SHORT – (2.9)% (Cost $(4,086,877))		$ (4,821,413)

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%		4,100,964

NET ASSETS – 100.0%		$167,845,302

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2021 (Unaudited)

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on July 31, 2021.

(d)	All or portion of security is pledged as collateral for short sales. Total market value of securities pledged as collateral on short sales amounts to $5,421,691, which represents approximately 3.2% of net assets as of July 31, 2021.

(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(f)	All or a portion of security is segregated as collateral for options.

(g)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(h)	Actual maturity date is July 28, 2121.

(i)	Actual maturity date is April 03, 2120.

(j)	Represents an affiliated issuer.

(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ADR	— American Depositary Receipt
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
FHLMC	— Federal Home Loan Mortgage Corp.
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Citibank NA	AUD	16,000	USD	11,730	09/17/21	$15
	EUR	1,000	USD	1,181	09/17/21	6
	GBP	10,000	USD	13,671	09/17/21	231
Deutsche Bank AG	CAD	185,382	EUR	125,000	08/04/21	298
	CAD	400,000	JPY	34,635,680	08/04/21	4,889
	CAD	5,400,000	USD	4,291,816	08/04/21	36,476
	CAD	6,000	USD	4,792	09/17/21	17
	CHF	636,374	GBP	500,000	08/04/21	7,581
	CHF	7,250,000	USD	7,905,512	08/04/21	98,829
	CLP	76,261,000	USD	100,000	08/23/21	416
	CNH	70,038,869	USD	10,800,000	08/04/21	30,532
	EUR	1,125,000	AUD	1,787,019	08/04/21	23,200
	EUR	500,000	CAD	736,318	08/04/21	2,986
	EUR	100,000	GBP	85,026	08/04/21	447
	EUR	200,000	HUF	70,314,360	08/04/21	4,769
	EUR	800,000	JPY	103,759,911	08/04/21	3,238
	EUR	250,000	NOK	2,572,320	08/04/21	5,423
	EUR	100,000	PLN	453,910	08/04/21	811
	EUR	250,000	SEK	2,549,469	08/04/21	416
	EUR	3,750,000	USD	4,432,155	08/04/21	16,625
	EUR	490,000	USD	581,444	09/17/21	373
	GBP	875,000	AUD	1,627,397	08/04/21	21,968
	GBP	11,225,187	EUR	13,100,000	08/04/21	62,080
	GBP	750,000	JPY	113,522,428	08/04/21	7,684
	GBP	4,000,000	USD	5,484,805	08/04/21	75,244
	GBP	239,000	USD	330,227	09/17/21	2,024
	HUF	35,946,220	EUR	100,000	08/04/21	225
	INR	7,480,787	USD	100,000	08/20/21	362
	INR	7,513,130	USD	100,000	08/23/21	759
	INR	7,472,162	USD	100,000	08/26/21	173
	INR	7,470,000	USD	100,000	08/30/21	95
	JPY	115,683,160	AUD	1,400,000	08/04/21	27,107
	JPY	124,911,300	CAD	1,400,000	08/04/21	16,492
	JPY	498,534,724	EUR	3,800,000	08/04/21	36,347
	JPY	114,911,564	GBP	750,000	08/04/21	4,977
	JPY	123,621,000	NZD	1,600,000	08/04/21	12,169
	JPY	650,000,000	USD	5,888,316	08/04/21	36,820
	MXN	40,000,000	USD	1,996,066	08/04/21	12,281
	NOK	1,329,729	EUR	125,000	08/04/21	2,221
	NOK	896,608	USD	100,000	08/04/21	1,488
	PLN	459,671	EUR	100,000	08/04/21	684
	RUB	51,732,610	USD	700,000	08/04/21	6,987
	SEK	1,280,748	EUR	125,000	08/04/21	491
	SEK	869,796	USD	100,000	08/04/21	1,043
	TRY	6,175,055	USD	700,000	08/18/21	26,023
	TRY	4,510,736	USD	500,000	11/10/21	8,447
	TWD	2,799,500	USD	100,000	08/09/21	215
	TWD	2,800,795	USD	100,000	08/13/21	270
	TWD	5,601,800	USD	200,000	08/16/21	561
	TWD	8,409,673	USD	300,000	08/23/21	1,135
	TWD	2,798,600	USD	100,000	08/26/21	219
	TWD	5,602,963	USD	200,000	08/31/21	661
	USD	5,455,706	AUD	7,300,000	08/04/21	98,475
	USD	495,380	AUD	644,000	09/17/21	22,667
	USD	2,815,145	CAD	3,500,000	08/04/21	9,772

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Deutsche Bank AG (continued)	USD	1,550,631	CAD	1,892,000	09/17/21	$34,141
	USD	100,000	CLP	75,702,644	08/23/21	319
	USD	2,827,820	EUR	2,375,000	08/04/21	10,259
	USD	2,249,900	EUR	1,854,000	09/17/21	48,487
	USD	782,990	GBP	562,500	08/04/21	1,109
	USD	982,918	GBP	700,000	09/17/21	9,800
	USD	100,000	HUF	29,741,830	08/04/21	1,657
	USD	100,000	KRW	114,747,711	08/17/21	509
	USD	100,000	KRW	115,051,711	08/26/21	261
	USD	200,000	KRW	229,983,711	08/27/21	629
	USD	125,656	MXN	2,500,000	08/04/21	134
	USD	200,000	NOK	1,727,393	08/04/21	4,475
	USD	1,121,266	NZD	1,600,000	08/04/21	6,555
	USD	200,000	RUB	14,575,160	08/04/21	813
	USD	200,000	SEK	1,711,255	08/04/21	1,205
	USD	100,000	TWD	2,785,600	08/02/21	360
	USD	100,000	TWD	2,789,600	08/09/21	139
	USD	200,000	TWD	5,582,512	09/02/21	52
	USD	100,000	ZAR	1,423,346	08/04/21	2,897
Morgan Stanley & Co.	CAD	71,000	USD	56,578	09/17/21	331
	EUR	711,000	USD	841,442	09/17/21	2,789
	GBP	2,000	USD	2,779	09/17/21	1
	USD	3,570	EUR	3,000	09/17/21	8
	USD	1,397	GBP	1,000	09/17/21	7

TOTAL						$862,681

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Citibank NA	AUD	303,000	USD	224,622	09/17/21	$(2,212)
	USD	10,634	EUR	9,000	09/17/21	(53)
	USD	6,857	GBP	5,000	09/17/21	(94)
Deutsche Bank AG	AUD	1,781,417	EUR	1,125,000	08/04/21	(27,312)
	AUD	1,622,944	GBP	875,000	08/04/21	(25,236)
	AUD	3,200,000	JPY	263,823,560	08/04/21	(56,537)
	AUD	6,200,000	USD	4,655,371	08/04/21	(105,392)
	AUD	267,000	USD	198,903	09/17/21	(2,918)
	CAD	734,611	EUR	500,000	08/04/21	(4,355)
	CAD	2,400,000	JPY	212,711,220	08/04/21	(15,304)
	CAD	2,600,000	USD	2,106,194	08/04/21	(22,202)
	CAD	439,000	USD	355,031	09/17/21	(3,160)
	CHF	156,768	GBP	125,000	08/04/21	(673)
	CLP	74,893,256	USD	100,000	08/19/21	(1,373)
	CLP	74,999,656	USD	100,000	08/26/21	(1,254)
	CLP	75,381,856	USD	100,000	08/27/21	(754)
	CNH	24,551,961	USD	3,800,000	08/04/21	(3,382)
	EUR	250,000	CAD	373,891	08/04/21	(3,102)
	EUR	13,100,000	GBP	11,258,128	08/04/21	(107,873)
	EUR	100,000	HUF	36,035,830	08/04/21	(521)
	EUR	5,500,000	JPY	721,313,853	08/04/21	(50,334)
	EUR	100,000	PLN	457,642	08/04/21	(158)
	EUR	250,000	SEK	2,564,573	08/04/21	(1,339)
	EUR	4,125,000	USD	4,910,180	08/04/21	(16,525)
	EUR	289,000	USD	345,458	09/17/21	(2,303)
	GBP	750,000	CHF	952,469	08/04/21	(9,061)
	GBP	1,447,865	EUR	1,700,000	08/04/21	(4,229)
	GBP	2,125,000	JPY	325,650,910	08/04/21	(14,727)
	GBP	1,062,500	USD	1,483,916	08/04/21	(7,028)
	GBP	487,000	USD	686,892	09/17/21	(9,880)
	HUF	70,020,060	EUR	200,000	08/04/21	(5,743)
	HUF	29,957,500	USD	100,000	08/04/21	(944)
	JPY	96,295,000	AUD	1,200,000	08/04/21	(2,854)
	JPY	139,406,860	CAD	1,600,000	08/04/21	(11,680)
	JPY	350,301,622	EUR	2,700,000	08/04/21	(9,911)
	JPY	283,358,602	GBP	1,875,000	08/04/21	(23,290)
	JPY	91,052,760	NZD	1,200,000	08/04/21	(6,033)
	JPY	337,500,000	USD	3,079,305	08/04/21	(2,791)
	KRW	115,032,000	USD	100,000	08/17/21	(263)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Deutsche Bank AG (continued)	KRW	115,147,189	USD	100,000	08/26/21	$(178)
	KRW	115,335,189	USD	100,000	08/30/21	(22)
	KRW	114,640,389	USD	100,000	09/02/21	(628)
	MXN	19,500,000	USD	982,656	08/04/21	(3,586)
	NOK	1,271,519	EUR	125,000	08/04/21	(4,368)
	NOK	1,748,086	USD	200,000	08/04/21	(2,133)
	NZD	2,400,000	JPY	184,371,280	08/04/21	(8,588)
	NZD	1,600,000	USD	1,122,186	08/04/21	(7,476)
	PLN	450,985	EUR	100,000	08/04/21	(1,570)
	RUB	14,561,360	USD	200,000	08/04/21	(1,002)
	SEK	2,540,876	EUR	250,000	08/04/21	(1,414)
	SEK	858,726	USD	100,000	08/04/21	(243)
	TRY	1,772,265	USD	200,000	11/10/21	(231)
	TWD	2,789,400	USD	100,000	08/02/21	(224)
	USD	291,729	AUD	400,000	08/04/21	(1,818)
	USD	2,852,936	CAD	3,600,000	08/04/21	(32,591)
	USD	6,404,643	CHF	5,875,000	08/04/21	(81,630)
	USD	100,000	CLP	76,262,000	08/19/21	(430)
	USD	100,000	CLP	76,839,244	08/31/21	(1,156)
	USD	12,200,000	CNH	79,306,002	08/04/21	(63,564)
	USD	3,981,127	EUR	3,375,000	08/04/21	(22,773)
	USD	10,673	EUR	9,000	09/17/21	(12)
	USD	5,342,507	GBP	3,875,000	08/04/21	(43,793)
	USD	29,002	GBP	21,000	09/17/21	(191)
	USD	100,000	INR	7,509,630	08/20/21	(749)
	USD	100,000	INR	7,506,813	08/23/21	(674)
	USD	100,000	INR	7,466,250	08/26/21	(94)
	USD	100,000	INR	7,470,613	08/30/21	(103)
	USD	9,610,271	JPY	1,062,500,000	08/04/21	(75,051)
	USD	99,048	JPY	10,876,000	09/17/21	(128)
	USD	1,947,881	MXN	39,500,000	08/04/21	(35,363)
	USD	100,000	NOK	887,022	08/04/21	(403)
	USD	485,906	NZD	700,000	08/04/21	(1,779)
	USD	600,000	RUB	44,452,268	08/04/21	(7,493)
	USD	100,000	SGD	135,616	08/04/21	(88)
	USD	700,000	TRY	6,173,261	08/18/21	(25,810)
	USD	400,000	TRY	3,622,900	11/10/21	(8,371)
	USD	136	TWD	3,800	08/02/21	—
	USD	100,000	TWD	2,801,200	08/13/21	(285)
	USD	200,000	TWD	5,600,621	08/16/21	(518)
	USD	300,000	TWD	8,401,800	08/23/21	(852)
	USD	200,000	TWD	5,600,135	08/26/21	(543)
	USD	100,000	TWD	2,807,455	08/30/21	(545)
	ZAR	1,434,771	USD	100,000	08/04/21	(2,117)
Morgan Stanley & Co.	AUD	57,000	USD	42,019	09/17/21	(180)
	CAD	2,000	USD	1,603	09/17/21	—
	EUR	3,000	USD	3,567	09/17/21	(5)
	GBP	3,000	USD	4,171	09/17/21	(1)
	USD	1,036,222	EUR	876,000	09/17/21	(3,926)
	USD	16,516	GBP	12,000	09/17/21	(162)

TOTAL						$(1,007,661)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At July 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year German Euro-Bund	14	09/08/21	$2,932,385	$10,398
10 Year U.K. Long Gilt	6	09/28/21	1,082,449	(1,421)
10 Year U.S. Treasury Notes	64	09/21/21	8,605,000	25,046
2 Year German Euro-Schatz	22	09/08/21	2,932,183	1,135
2 Year U.S. Treasury Notes	1	09/30/21	220,656	7
20 Year U.S. Treasury Bonds	14	09/21/21	2,306,063	(2,326)
5 Year German Euro-Bobl	7	09/08/21	1,123,995	3,081
5 Year U.S. Treasury Notes	27	09/30/21	3,360,023	1,460
BIST 30 Index	5	08/31/21	9,026	131
CAC40 Index	7	08/20/21	548,836	7,642
Canada 10 Year Government Bonds	2	09/20/21	237,272	(659)
Cattle Feeder	1	10/29/21	50,880	(672)
Coffee	1	09/20/21	67,331	(115)
Copper	2	08/13/21	485,342	(29,283)
Copper	1	08/17/21	242,731	(14,147)
Copper	1	08/26/21	242,756	(5,247)
Copper	1	09/15/21	242,944	(6,345)
Copper	1	09/16/21	242,856	1,478
Copper	2	09/17/21	485,718	4,214
Copper	1	09/29/21	242,977	8,257
Copper	2	10/06/21	486,148	6,366
Copper	3	10/07/21	729,263	18,103
Copper	1	10/08/21	243,088	(1,546)
Copper	1	10/15/21	243,150	5,697
Copper	2	10/19/21	486,350	(3,146)
Copper	1	10/21/21	243,113	(1,478)
Copper	1	10/22/21	243,113	7,134
Copper	1	10/27/21	243,188	(1,517)
Copper	2	10/29/21	486,400	(569)
Crude Oil	1	10/15/21	25,883	1,960
DAX Index	2	09/17/21	922,250	1,243
DJIA E-Mini Index	3	09/17/21	522,480	(779)
E-mini Financial Select Sector	1	09/17/21	112,263	(914)
E-mini Russell 2000 Index	7	09/17/21	777,560	1,655
Euro Buxl 30 Year Bonds	3	09/08/21	765,273	3,486
Euro Stoxx 50 Index	27	09/17/21	1,309,335	2,339
Euro Stoxx 600 Index	1	09/17/21	7,859	136
French 10 Year Government Bonds	9	09/08/21	1,730,406	5,192
FTSE 100 Index	3	09/17/21	290,503	3,209
FTSE China A50 Index	8	08/30/21	119,792	(1,222)
FTSE JSE 40 Index	1	09/16/21	42,553	484
FTSE/MIB Index	1	09/17/21	150,399	(731)
Gasoline RBOB	1	08/31/21	98,057	359
Hang Seng Index	3	08/30/21	499,868	7,638
Italian 10 Year Government Bonds	5	09/08/21	1,049,558	(50)
Japan 10 Year Government Bonds	2	09/13/21	2,776,537	(1,370)
Lead	1	08/05/21	60,319	5,841
Lead	1	08/17/21	60,199	5,368
Lead	1	08/24/21	60,061	5,895
Lead	2	08/26/21	120,044	10,702
Lead	1	09/07/21	59,906	6,453
Lead	1	09/17/21	59,820	6,533
Lead	1	09/28/21	59,736	2,547
Lead	1	10/21/21	59,575	1,009
Lead	2	10/22/21	119,142	809

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts (continued)
Lead	1	10/29/21	$59,138	$(403)
Low Sulphur Gas Oil	1	09/10/21	61,425	2,349
Low Sulphur Gas Oil	1	10/12/21	61,500	2,299
Mexican Peso	5	09/13/21	124,925	622
Mini MSCI EAFE Index	1	09/17/21	115,970	1,059
MSCI Emerging Markets Index	2	09/17/21	127,770	(868)
Nasdaq 100 E-Mini Index	2	09/17/21	598,230	(1,668)
Natural Gas	7	08/27/21	273,980	(5,852)
Nickel	1	08/24/21	117,302	16,319
Nickel	2	08/27/21	234,606	22,378
Nickel	1	09/07/21	117,306	10,051
Nickel	1	09/10/21	117,306	6,749
Nickel	2	09/24/21	234,544	14,368
Nickel	1	10/12/21	117,300	3,698
Nickel	1	10/26/21	117,312	639
Nikkei 225 Index	5	09/09/21	624,060	(11,285)
New Zealand Dollar	1	09/13/21	69,620	(322)
Primary Aluminum	1	08/05/21	64,975	3,807
Primary Aluminum	1	08/11/21	65,010	1,531
Primary Aluminum	1	08/13/21	65,028	4,598
Primary Aluminum	1	08/20/21	65,075	5,722
Primary Aluminum	1	08/24/21	65,119	3,308
Primary Aluminum	1	09/01/21	65,208	3,838
Primary Aluminum	1	09/07/21	64,956	3,516
Primary Aluminum	2	09/15/21	129,750	8,442
Primary Aluminum	1	09/16/21	64,863	3,072
Primary Aluminum	2	09/17/21	129,719	10,838
Primary Aluminum	1	10/13/21	64,838	2,059
Primary Aluminum	1	10/27/21	64,765	1,728
Rapeseed	1	10/29/21	30,991	(505)
S&P 500 E-Mini Index	29	09/17/21	6,364,775	(34,389)
S&P Toronto Stock Exchange 60 Index	3	09/16/21	583,072	3,090
SET50 Index	7	09/29/21	38,596	(605)
Silver	6	09/28/21	766,410	12,200
Soybean	6	12/14/21	212,340	(5,653)
Tin	1	08/17/21	178,660	30,232
Tin	1	08/18/21	178,645	29,357
Tin	1	08/27/21	177,595	30,082
U.S. Dollar Index Future	4	08/13/21	40,012	(20)
U.S. Dollar Index Future	3	09/13/21	276,564	(331)
Wheat	1	09/14/21	35,188	598
Yen Denominated Nikkei 225 Index	1	09/09/21	125,108	(2,509)
Zinc	1	08/05/21	75,738	1,572
Zinc	1	08/13/21	75,775	1,235
Zinc	1	08/17/21	75,788	472
Zinc	1	08/25/21	75,765	1,574
Zinc	1	08/27/21	75,769	1,529
Zinc	1	09/02/21	75,802	1,144
Zinc	1	09/07/21	75,830	840
Zinc	1	09/10/21	75,847	3,176
Zinc	3	09/17/21	227,400	15,642
Zinc	2	09/21/21	151,550	6,075
Zinc	2	09/23/21	151,522	7,828

Total				$314,696

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
Australian Dollar	(1)	09/13/21	$(73,360)	$178
CBOE Volatility Index	(11)	08/18/21	(223,014)	817
CBOE Volatility Index	(36)	09/15/21	(794,696)	(4,436)
Copper	(2)	08/13/21	(485,342)	30,940
Copper	(1)	08/17/21	(242,731)	5,206
Copper	(1)	08/26/21	(242,756)	6,334
Copper	(1)	09/15/21	(242,944)	(8,226)
Copper	(1)	09/16/21	(242,856)	(5,796)
Copper	(2)	09/17/21	(485,718)	(20,049)
Copper	(5)	09/28/21	(560,313)	2,554
Copper	(1)	09/29/21	(242,977)	1,483
Copper	(2)	10/06/21	(486,148)	(20,329)
Copper	(3)	10/07/21	(729,263)	4,450
Copper	(1)	10/08/21	(243,088)	(5,303)
Copper	(1)	10/15/21	(243,150)	1,483
Copper	(2)	10/19/21	(486,350)	(23,694)
Copper	(1)	10/21/21	(243,113)	(11,090)
Copper	(1)	10/22/21	(243,113)	1,414
Copper	(1)	10/27/21	(243,188)	(653)
Copper	(1)	10/29/21	(243,200)	1,447
Corn	(3)	12/14/21	(81,788)	(94)
Crude Oil	(1)	08/20/21	(73,950)	(662)
Eurodollars	(1)	09/18/23	(248,000)	(26)
Gold 100 Oz	(2)	12/29/21	(363,440)	56
Gold 100 Oz	(3)	06/27/22	(176,027)	(230)
Korea 3 Year Bonds	(6)	09/17/21	(575,092)	(98)
Kospi 200 Index	(24)	09/09/21	(2,213,780)	6,436
Lead	(1)	08/05/21	(60,319)	(5,673)
Lead	(1)	08/17/21	(60,199)	(5,114)
Lead	(1)	08/24/21	(60,061)	(5,667)
Lead	(2)	08/26/21	(120,044)	(12,696)
Lead	(1)	09/07/21	(59,906)	(4,948)
Lead	(1)	09/17/21	(59,820)	(2,590)
Lead	(1)	09/28/21	(59,736)	(4,002)
Lead	(1)	10/21/21	(59,575)	(420)
Lead	(2)	10/22/21	(119,141)	(60)
Lead	(1)	10/29/21	(59,137)	(3)
Lean Hogs	(1)	10/14/21	(35,210)	1,028
Mini H-shares Index	(1)	08/30/21	(33,325)	355
MSCI Singapore Index	(5)	08/30/21	(133,160)	(1,187)
Nickel	(1)	08/24/21	(117,302)	(13,598)
Nickel	(2)	08/27/21	(234,606)	(17,029)
Nickel	(1)	09/07/21	(117,306)	(11,139)
Nickel	(1)	09/10/21	(117,306)	(7,269)
Nickel	(1)	09/24/21	(117,272)	(3,927)
Nickel	(1)	10/12/21	(117,300)	(5,763)
Nickel	(1)	10/13/21	(117,302)	(4,415)
Nickel	(1)	10/28/21	(117,312)	(75)
Nickel	(2)	10/29/21	(234,624)	(90)
Nikkei 225 Index	(3)	09/09/21	(74,791)	(174)
OMXS 30 Index	(3)	08/20/21	(82,602)	251
Primary Aluminum	(1)	08/05/21	(64,975)	(4,028)
Primary Aluminum	(1)	08/11/21	(65,010)	(4,684)
Primary Aluminum	(1)	08/13/21	(65,028)	(4,769)
Primary Aluminum	(1)	08/20/21	(65,075)	(3,328)
Primary Aluminum	(1)	08/24/21	(65,119)	(6,722)
Primary Aluminum	(1)	09/01/21	(65,208)	(3,161)
Primary Aluminum	(1)	09/07/21	(64,956)	(3,649)
Primary Aluminum	(2)	09/15/21	(129,750)	(6,419)
Primary Aluminum	(1)	09/16/21	(64,863)	(4,316)
Primary Aluminum	(2)	09/17/21	(129,719)	(9,462)
Primary Aluminum	(1)	10/13/21	(64,838)	(1,949)
Rubber	(1)	01/25/22	(9,995)	(33)
SGX Nifty 50 Index	(3)	08/26/21	(94,644)	(117)
Soybean	(1)	12/14/21	(37,824)	(644)
Sugar No.11	(1)	09/30/21	(20,059)	737
Tin	(1)	08/17/21	(178,660)	(29,443)
Tin	(1)	08/18/21	(178,645)	(30,698)
Tin	(1)	08/27/21	(177,595)	(27,173)
Topix Index	(2)	09/09/21	(347,295)	864

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts (continued)
WIG20 Index	(1)	09/17/21	$(11,598)	$24
Zinc	(1)	08/05/21	(75,738)	(94)
Zinc	(1)	08/13/21	(75,775)	(2,790)
Zinc	(1)	08/17/21	(75,788)	(1,321)
Zinc	(1)	08/25/21	(75,765)	(1,586)
Zinc	(1)	08/27/21	(75,769)	(1,255)
Zinc	(1)	09/02/21	(75,802)	1,345
Zinc	(1)	09/07/21	(75,830)	(3,249)
Zinc	(1)	09/10/21	(75,847)	(262)
Zinc	(3)	09/17/21	(227,400)	(10,547)
Zinc	(2)	09/21/21	(151,550)	(10,770)
Zinc	(2)	09/23/21	(151,522)	(6,257)

Total				$(317,849)

TOTAL FUTURES CONTRACTS				$(3,153)

SWAP CONTRACTS — At July 31, 2021, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS#

Reference Obligation/ Index	Financing Rate Paid by the Fund(a)	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

Accton Tech Corp.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	320	$(383)
Adobe, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	16	668
Advanced Micro Devices, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	241	29,948
Alphabet, Inc. Class A	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	8	437
Alphabet, Inc. Class C	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	23	944
ASML Holding NV	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	8	950
Cardlytics, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	54	2,216
Ceridian HCM Holding, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	245	(2,082)
Facebook, Inc. Class A	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	117	1,164
Genpact Ltd.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	358	25,166
Global Payments, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	110	295
GoDaddy, Inc. Class A	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	52	(2,782)
Hubspot , Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	64	(709)
iShares Expanded Tech-Software Sector ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	39	(355)
iShares Russell 2000 Growth ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	278	7,199
Mastercard, Inc. Class A	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	27	718
Match Group , Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	58	(702)
MediaTek, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	184	(8,033)
Micron Technology	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	42	(1,761)
Nuvei Corp.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	58	(1,157)
Repay Holdings Corp.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	28	165
RingCentral, Inc. Class A	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	201	(24,559)
Salesforce.com, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	48	(1,567)
ServiceNow, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	39	2,054
Skyworks Solutions	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	137	(4,333)
Varonis Systems, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	42	358
VeriSign, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	5	(316)
Zscaler, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	129	6,275
Accton Tech Corp.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	32	(1,890)
Adobe, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	105	2,711
Aggreko PLC	0.050%	MS & Co. Int. PLC	12/08/22	16	1,898
Airbnb, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	43	2,052
Alphabet, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	364	22,076
Alphabet, Inc. Class C	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	357	10,761
Amazon.com, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	657	(54,943)
Atlassian Corp PLC	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	14	3,485
Avast PLC	0.050	MS & Co. Int. PLC	12/08/22	12	617

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/ Index	Financing Rate Paid by the Fund(a)	Counterparty	Termination Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation)*

Ceridian HCM Holding, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	34		$1,053
Christian Dior SE	0.480%	MS & Co. Int. PLC	07/07/22	—	*	5,228
Costar Group, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	31		540
Deutsche Wohnen SE	0.480	MS & Co. Int. PLC	07/07/22	15		21,282
Dynatrace, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	92		8,939
Entain PLC	0.050	MS & Co. Int. PLC	12/08/22	11		(873)
Equiniti Group PLC	0.050	MS & Co. Int. PLC	12/08/22	39		625
Facebook, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	168		5,703
GCP Student Living PLC	0.050	MS & Co. Int. PLC	12/08/22	32		336
Global Payments, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	589		(5,283)
GoDaddy, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	151		(593)
HubSpot, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	95		7,858
Intuit, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	72		3,870
Invesco QQQ Trust	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	146		(1,663)
iShares Expanded Tech-Software Sector ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	2,538		(100,127)
iShares Russell 2000 Growth ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	2,886		(68,845)
iShares Russell Mid-Capital Growth ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	1,011		(34,270)
Landmark Infrastructure Partners LP	0.100	MS & Co. Int. PLC	02/02/22	15		5,603
LVMH Moet Hennessy Louis Vuitton SE	(0.480)	MS & Co. Int. PLC	07/07/22	—	*	(9,502)
Marvell Technology Group Ltd.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	404		34,714
Mastercard, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	192		(2,190)
Match Group , Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	147		(3,129)
Match Group, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	131		(2,861)
MediaTek, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	106		(4,393)
Micron Technology	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	20		160
MongoDB, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	230		16,631
Nuance Communications Inc	0.100	MS & Co. Int. PLC	02/02/22	20		404
Nuvei Corp.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	54		1,136
PayPal Holdings, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	263		(18,630)
Proofpoint Inc	0.100	MS & Co. Int. PLC	02/02/22	2		480
Qorvo, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	27		(187)
RingCentral, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	36		(262)
Salesforce.com, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	263		4,794
Sanne Group PLC	0.050	MS & Co. Int. PLC	12/08/22	19		5,603
ServiceNow, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	349		18,536
Siltronic AG	(0.480)	MS & Co. Int. PLC	07/07/22	1		(41)
Skyworks Solutions	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	15		(462)
TriNet Group, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	132		18,847
Trupanion, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	22		2,195
Twilio, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	36		722
VeriSign, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	175		(9,827)
Visa, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	74		(654)

TOTAL						$(81,948)

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their value.
#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(a)	Payments made monthly.
*	Rounds to less than 1,000.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At July 31, 2021, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Advanced Micro Devices, Inc.	$105.00	10/15/2021	58	$5,800	$47,560	$37,781	$9,779
Airbus SE	110.00	10/15/2021	44	4,400	52,195	36,802	15,393
American Express Co.	170.00	10/15/2021	56	5,600	47,880	51,577	(3,697)
Autodesk, Inc.	300.00	10/15/2021	17	1,700	51,638	31,066	20,572
Cisco Systems, Inc.	52.50	10/15/2021	178	17,800	72,089	46,138	25,951
Cisco Systems, Inc.	55.00	10/15/2021	111	11,100	26,695	20,511	6,184
Expedia Group, Inc.	165.00	10/15/2021	50	5,000	50,375	55,623	(5,248)
Mastercard, Inc.	375.00	10/15/2021	39	3,900	96,721	82,109	14,612

			553	$55,300	$445,153	$361,607	$83,546

Puts
Blackrock, Inc.	830.00	09/17/2021	7	700	10,360	11,388	(1,028)
Facebook, Inc.	330.00	12/17/2021	38	3,800	57,285	55,013	2,272
Intuit, Inc.	520.00	09/17/2021	13	1,300	19,630	21,102	(1,472)
Invesco QQQ Trust	353.00	08/20/2021	54	5,400	13,500	23,262	(9,762)

			112	$11,200	$100,775	$110,765	$(9,990)

Total purchased option contracts			665	$66,500	$545,928	$472,372	$73,556

Written option contracts
Calls
At Home Group, Inc.	36.00	09/17/2021	(5)	(500)	(512)	(1,069)	557
BlackRock, Inc.	910.00	09/17/2021	(7)	(700)	(6,090)	(8,094)	2,004
Constellation Pharmaceuticals, Inc.	35.00	09/17/2021	(114)	(11,400)	—	(3,131)	3,131
Facebook, Inc.	360.00	12/17/2021	(50)	(5,000)	(123,000)	(127,046)	4,046
Intuit, Inc.	530.00	09/17/2021	(13)	(1,300)	(26,065)	(14,227)	(11,838)
Kraton Corp.	40.00	08/20/2021	(25)	(2,500)	(3,250)	(3,730)	480
Proofpoint, Inc.	180.00	08/20/2021	(2)	(200)	(10)	(57)	47
Stamps.Com, Inc.	330.00	08/20/2021	(11)	(1,100)	(2,530)	(1,651)	(879)

			(227)	$(22,700)	$(161,457)	$(159,005)	$(2,452)

Puts
Kansas City Southern	280.00	09/17/2021	(6)	(600)	(13,440)	(5,019)	(8,421)

Total written option contracts			(233)	$(23,300)	$(174,897)	$(164,024)	$(10,873)

TOTAL			432	$43,200	$371,031	$308,348	$62,683

Abbreviations:
MS & Co. Int. PLC — Morgan Stanley & Co. International PLC

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS

Basis of Consolidation for the Goldman Sachs Multi-Manager Alternatives Fund — The Cayman Commodity — MMA IV, LLC (a “Subsidiary”), a Cayman Islands exempted company is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity linked derivative instruments. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of July 31, 2021, the Fund’s net assets were $167,845,302 of which, $3,324,970 or 2.0%, represented the Subsidiary’s net assets.

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Securities Sold Short — Securities sold short are those securities which the Fund has sold but which it does not own. When the Fund sells a security it does not own, it must borrow the security that was sold and it generally delivers the proceeds from the short sale to the broker through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. The market value of securities pledged as collateral is included in the Consolidated Schedule of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A total return swap is an agreement that gives the Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of July 31, 2021:

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$7,795,073	$—
Mortgage-Backed Obligations	—	9,333,584	—
Asset-Backed Securities	—	11,977,883	—
Foreign Debt Obligations	—	8,774,399	—
Common Stock and/or Other Equity Investments(a)
Asia	1,230,506	1,994,962	—
Australia and Oceania	—	324,541	—
Europe	3,351,518	17,051,860	—
North America	43,591,298	—	—
South America	1,242,763	—	—
Investment Company	55,037,310	—	—
Preferred Stock	—	1,241,689	—
Short-term Investments	5,618,365	—	—

Total	$110,071,760	$58,493,991	$—

Liabilities
Common Stock and/or Other Equity Investments(a)
North America	$(3,859,438)	$—	$—
Europe	(961,975)	—	—

Total	$(4,821,413)	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$862,681	$—
Futures Contracts(b)	520,045	—	—
Total Return Swap Contracts(b)	—	287,416	—
Options Purchased	545,928	—	—

Total	$1,065,973	$1,150,097	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(1,007,661)	$—
Futures Contracts(b)	(523,198)	—	—
Total Return Swap Contracts(b)	—	(369,364)	—
Written option contracts	(174,385)	(512)	—

Total	$(697,583)	$(1,377,537)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign Custody Risk — The Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk— When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Because the Fund’s Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Fund, the Fund may be subject to greater counterparty risk than if it was managed directly by the Investment Adviser.

Short Position Risk — The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of the Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that the Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of the Fund to the markets and therefore could magnify changes to the Fund’s NAV.

Tax Risk — The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/ or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Fund has not received a PLR, and is/are not able to rely on PLRs issued to other taxpayers. The IRS recently issued final regulations that, would generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Fund has limited its investments in commodity index-linked structured notes. The Fund has obtained an opinion of counsel that the Fund’s income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the

Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.